Fair Value (Statements of Condition) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Available for sale securities	$ 4,199,372	$ 4,911,963
Measured on a recurring basis:
Assets:
Available for sale securities	4,199,372	4,911,963
Measured on a recurring basis: | Residential mortgage-backed securities
Assets:
Available for sale securities	3,893,210	4,600,372
Measured on a recurring basis: | States and political subdivisions
Assets:
Available for sale securities	277,705	282,276
Measured on a recurring basis: | Other
Assets:
Available for sale securities	28,457	29,315
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available for sale securities	28,457	29,315
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Assets:
Available for sale securities	28,457	29,315
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2)
Assets:
Available for sale securities	4,149,686	4,858,585
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities
Assets:
Available for sale securities	3,871,981	4,576,309
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | States and political subdivisions
Assets:
Available for sale securities	277,705	282,276
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	21,229	24,063
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Residential mortgage-backed securities
Assets:
Available for sale securities	$ 21,229	$ 24,063